STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended					1 Months Ended				12 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	May 24, 2012	May 16, 2012	Apr. 17, 2012	Oct. 31, 2011	Feb. 28, 2011	Dec. 31, 2010	Jan. 31, 2010	Dec. 31, 2012	Aug. 28, 2012	May 31, 2012	May 22, 2012	Dec. 02, 2010
CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) [Abstract]
Issuance expenses	$ 289	$ 2,514	$ 643	$ 278	$ 149	$ 70	$ 541	$ 145	$ 301	$ 96
Share, price per share		$ 5.0	$ 11.5	$ 3.5	$ 2.55				$ 8.0		$ 5.0	$ 11.5	$ 3.5	$ 60.0